Deferred income	6 Months Ended
Jun. 30, 2012
Deferred Income [Abstract]
Deferred income

16.	Deferred income

	June 30,	December 31,
	2012	2011
	$	$

Kingman cash grant (i)	8,965,776	9,198,886
Windstar wake impact agreement (ii)	351,735	-
	9,317,511	9,198,886
Less: Current	(817,954)	(466,219)
Deferred income, non-current	8,499,557	8,732,667

i.	On December 24, 2011, proceeds of $9,324,382 for the Kingman Generating Facility cash grant application were received from the U.S. Department of the Treasury.

ii.

On November 12, 2009, the Company executed a wake impact agreement with a neighbouring wind farm in Tehachapi, California. The terms of the agreement call for an annual payment of $703,470, to be paid annually, for the next twenty-five years, subject to continued operations. The third party to the agreement has posted security in the form of a letter of credit to guarantee payment.